CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ForeignCurrencyLineItems [Line Items]
LOSS FOR THE YEAR | ¥		¥ (29,996)	¥ (23,036)	¥ (41,449)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Reclassification adjustments for a foreign operation disposed during the year | ¥		3,280
Foreign currency translation adjustments | ¥		(1,984)	(834)	410
Total other comprehensive income for the year, net of tax | ¥		1,296	(834)	410
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ¥		(28,700)	(23,870)	(41,039)
Attributable to: Owners of the Company
From continuing operations | ¥		(5,758)	(4,445)	(5,273)
From discontinued operations | ¥		(22,942)	(19,425)	(35,766)
Attributable to: Owners of the Company | ¥		(28,700)	(23,870)	(41,039)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | ¥
From discontinued operations | ¥
Non-controlling interests | ¥
TOTAL COMPREHENSIVE IMCOME FOR THE YEAR | ¥		¥ (28,700)	¥ (23,870)	¥ (41,039)
USD [Member]
ForeignCurrencyLineItems [Line Items]
LOSS FOR THE YEAR | $	$ (4,609)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Reclassification adjustments for a foreign operation disposed during the year | $	504
Foreign currency translation adjustments | $	(305)
Total other comprehensive income for the year, net of tax | $	199
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $	(4,410)
Attributable to: Owners of the Company
From continuing operations | $	(884)
From discontinued operations | $	(3,526)
Attributable to: Owners of the Company | $	(4,410)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | $
From discontinued operations | $
Non-controlling interests | $
TOTAL COMPREHENSIVE IMCOME FOR THE YEAR | $	$ (4,410)